Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 3,152	$ 6,166
Prepaid expenses and other receivables	574	282
Investment in marketable equity securities	68	103
Total current	3,794	6,551
Long-term assets
Long-term portion of other receivable	34	45
Investment in associates	1,225	1,207
Investments in private companies	7,409	5,200
Goodwill	43,324	43,324
In-process research and development	117,388	117,388
Total assets	173,174	173,715
Current liabilities
Accounts payable and accrued liabilities	1,268	1,107
Unsecured notes payable	300	663
Warrant liabilities		24
Advance from related party	1,000
Total current liabilities	2,568	1,794
Non-current liabilities
Unsecured notes payable	3,361	3,000
Deferred tax	21,604	20,364
Total non-current liablities	24,965	23,364
Total liabilities	27,533	25,158
Equity
Capital stock	117,817	116,237
Stock option reserve	58	324
Accumulated other comprehensive income	958	82
Accumulated deficit	(22,302)	(16,969)
Total equity attributed to owners of the Company	96,531	99,674
Non-controlling interest	49,110	48,883
Total equity	145,641	148,557
Total liabilities and equity	173,174	173,715
Commitments and Contingencies (Note 17)